Inventories	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Raw materials	$9,016,981	$6,401,458
Work in process		7,830
Finished goods	5,133,030	7,117,789
Goods in transit	1,714,861	3,005,549
Inventory provision	(1,445,947)	(1,099,914)
Total inventories, net	$14,418,925	$15,432,712

Goods in transit of $1,714,861 and $3,005,549 as of September 30, 2023 and 2022 refer to the inventory items that have been shipped out from the Company but yet to be received by the Company’s customers or the designated shipping points. For sales from domestic customers, control of the product is transferred to the customer upon delivery. For sales from international customers, the Company sells its products primarily under FOB shipping point term and control of the product is transferred upon delivery to the designated shipping point.

For the fiscal year ended September 30, 2023,2022 and 2021, the Company recorded inventory provision of $346,033, $21,962 and $780,366, respectively, presented in cost of sales in the Company’s statement of income and comprehensive income.